Other information by nature - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	€ 78,480	€ 64,822	€ 56,383
General and Administrative Expenses
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	8,326	7,082	5,985
Purchase Price Allocations on Trademarks | General and Administrative Expenses
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	€ 1,039	€ 1,039	€ 1,039